Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	$ 332,671,230	¥ 2,164,458,820	¥ 576,652,618	¥ (233,163,744)
Adjustments to reconcile net (loss)/ income to net cash used in operating activities:
Share of loss/ (profit) in subsidiaries, VIEs and VIEs' subsidiaries	3,177,885	20,676,273	4,805,183
Share-based compensation expense	9,845,204	64,055,851	22,133,620	55,607,170
Changes in operating assets and liabilities:
Receivables from related party	96,726	629,329	(180,927,010)	2,017,359
Net cash (used in)/ provided by operating activities	472,794,063	3,076,140,032	794,063,139	(102,319,756)
Net cash used in investing activities	(108,443,753)	(705,567,600)	(3,598,136,678)	(1,864,954,612)
Net cash provided by financing activities	576,965,584	3,753,911,173	3,379,729,509	2,175,459,545
Net increase in cash and cash equivalents	929,335,589	6,046,536,144	575,655,970	208,185,177
Cash and cash equivalents at beginning of the year	120,770,634	785,769,977	210,114,007	1,928,830
Cash and cash equivalents at end of the year	1,050,106,223	6,832,306,121	785,769,977	210,114,007
Parent Company [Member]
Cash flows from operating activities:
Net (loss)/income	345,489,404	2,247,857,713	576,652,618	(233,163,744)
Adjustments to reconcile net (loss)/ income to net cash used in operating activities:
Share of loss/ (profit) in subsidiaries, VIEs and VIEs' subsidiaries	(355,878,874)	(2,315,454,720)	(598,786,238)	177,556,574
Share-based compensation expense	10,224,362	66,522,766	¥ 22,133,620	¥ 55,607,170
Changes in operating assets and liabilities:
Receivables from related party	(3,470)	(22,577)
Other current receivables	(701,482)	(4,564,046)
Other current payables	211,804	1,378,058
Net cash (used in)/ provided by operating activities	(658,256)	(4,282,807)
Net cash used in investing activities	(312,503,326)	(2,033,240,388)
Net cash provided by financing activities	750,223,819	4,881,181,230
Effect of exchange rate changes on cash and cash equivalents	(51,005,076)	(331,854,326)
Net increase in cash and cash equivalents	386,057,161	2,511,803,710
Cash and cash equivalents at end of the year	$ 386,057,161	¥ 2,511,803,710